TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Recapitalization (Details) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended	12 Months Ended
	Dec. 06, 2024	Jan. 11, 2024	Dec. 29, 2023	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 05, 2024	Jul. 12, 2024	Jul. 11, 2024
Shares
Ending balance, shares					0
Amount
Conversion of Preferred Stock into common stock					$ (3,000)
NCNV Preferred Stock
Shares
Conversion of Preferred Stock into common stock, shares	13,097,040
Conversion of NCNV Preferred Stock 1 for NCNV Preferred Stock 1, shares			67,034
Amount
Issue price per share							$ 1,000	$ 600	$ 1,000
NCNV 1
Shares
Beginning balance, shares				55,312	55,312
Conversion of Preferred Stock into common stock, shares			67,034			67,034
Exchange of NCNV Preferred Stock 1 for NCNV Preferred Stock 3						(11,722)
Cancellation of NCNV1 preferred stock, shares				(562)	(562)
Conversion of NCNV Preferred Stock 1 for NCNV Preferred Stock 1, shares					(54,750)
Ending balance, shares				54,750		55,312
Amount
Beginning balance				$ 55,312	$ 55,312
Conversion of NCNV Preferred Stock 1 for NCNV Preferred Stock 1						$ 67,034
Exchange of NCNV Preferred Stock 1 for NCNV Preferred Stock 3						(11,722)
Cancellation of NCNV1 preferred stock				(562)	(562)
Reduction of the original issue price from $1,000 to $600 per share				(21,900)	(21,900)
Conversion of Preferred Stock into common stock					$ (32,850)
Ending balance				$ 32,850		$ 55,312
NCNV 2
Shares
Beginning balance, shares
Conversion of Preferred Stock into common stock, shares		562
Issuance of Stock in exchange for Debt Forgiveness, shares				5,752	5,752
Conversion of NCNV Preferred Stock 1 for NCNV Preferred Stock 1, shares					(5,752)
Ending balance, shares				5,752
Amount
Beginning balance
Issuance of Stock in exchange for Debt Forgiveness				5,752	5,752
Reduction of the original issue price from $1,000 to $600 per share				(2,301)	(2,301)
Conversion of Preferred Stock into common stock					$ (3,451)
Ending balance				$ 3,451
NCNV 3
Shares
Beginning balance, shares				48,640	48,640
Conversion of Preferred Stock into common stock, shares			11,722
Exchange of NCNV Preferred Stock 1 for NCNV Preferred Stock 3						11,722
Issuance of Stock in exchange for Debt Forgiveness, shares						36,918
Conversion of NCNV Preferred Stock 1 for NCNV Preferred Stock 1, shares					(48,640)
Ending balance, shares				48,640		48,640
Amount
Beginning balance				$ 48,640	$ 48,640
Exchange of NCNV Preferred Stock 1 for NCNV Preferred Stock 3						$ 11,722
Issuance of Stock in exchange for Debt Forgiveness						36,918
Reduction of the original issue price from $1,000 to $600 per share				(19,455)	(19,455)
Conversion of Preferred Stock into common stock					$ (29,185)
Ending balance				$ 29,185		$ 48,640